Error Corrections Consolidated Statement of Income Impact (Detail) In Millions, except Per Share data, unless otherwise specified	1 Months Ended	3 Months Ended									6 Months Ended		9 Months Ended		12 Months Ended			3 Months Ended														6 Months Ended				9 Months Ended				12 Months Ended				3 Months Ended							6 Months Ended		9 Months Ended		12 Months Ended		3 Months Ended							6 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2012 USD ($)	Jun. 30, 2012 USD ($)	Mar. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Oct. 01, 2011 USD ($)	Jul. 02, 2011 USD ($)	Apr. 02, 2011 USD ($)	Jan. 01, 2011 USD ($)	Sep. 26, 2010 EUR (€)	Oct. 02, 2010 USD ($)	Dec. 31, 2011 USD ($)	Jan. 01, 2011 USD ($)	Mar. 31, 2012 USD ($)	Apr. 02, 2011 USD ($)	Jun. 30, 2012 USD ($)	Jul. 02, 2011 USD ($)	Jul. 03, 2010 USD ($)	Mar. 31, 2012 Scenario, Previously Reported USD ($)		Dec. 31, 2011 Scenario, Previously Reported USD ($)		Oct. 01, 2011 Scenario, Previously Reported USD ($)		Jul. 02, 2011 Scenario, Previously Reported USD ($)		Apr. 02, 2011 Scenario, Previously Reported USD ($)		Jan. 01, 2011 Scenario, Previously Reported USD ($)		Oct. 02, 2010 Scenario, Previously Reported USD ($)		Dec. 31, 2011 Scenario, Previously Reported USD ($)		Jan. 01, 2011 Scenario, Previously Reported USD ($)		Mar. 31, 2012 Scenario, Previously Reported USD ($)		Apr. 02, 2011 Scenario, Previously Reported USD ($)		Jul. 02, 2011 Scenario, Previously Reported USD ($)		Jul. 03, 2010 Scenario, Previously Reported USD ($)		Mar. 31, 2012 Restatement Adjustment USD ($)	Dec. 31, 2011 Restatement Adjustment USD ($)	Oct. 01, 2011 Restatement Adjustment USD ($)	Jul. 02, 2011 Restatement Adjustment USD ($)	Apr. 02, 2011 Restatement Adjustment USD ($)	Jan. 01, 2011 Restatement Adjustment USD ($)	Oct. 02, 2010 Restatement Adjustment USD ($)	Dec. 31, 2011 Restatement Adjustment USD ($)	Jan. 01, 2011 Restatement Adjustment USD ($)	Mar. 31, 2012 Restatement Adjustment USD ($)	Apr. 02, 2011 Restatement Adjustment USD ($)	Jul. 02, 2011 Restatement Adjustment USD ($)	Jul. 03, 2010 Restatement Adjustment USD ($)	Mar. 31, 2012 Segment, Discontinued Operations USD ($)	Dec. 31, 2011 Segment, Discontinued Operations USD ($)	Oct. 01, 2011 Segment, Discontinued Operations USD ($)	Jul. 02, 2011 Segment, Discontinued Operations USD ($)	Apr. 02, 2011 Segment, Discontinued Operations USD ($)	Jan. 01, 2011 Segment, Discontinued Operations USD ($)	Oct. 02, 2010 Segment, Discontinued Operations USD ($)	Dec. 31, 2011 Segment, Discontinued Operations USD ($)	Jan. 01, 2011 Segment, Discontinued Operations USD ($)	Mar. 31, 2012 Segment, Discontinued Operations USD ($)	Apr. 02, 2011 Segment, Discontinued Operations USD ($)	Jul. 02, 2011 Segment, Discontinued Operations USD ($)	Jul. 03, 2010 Segment, Discontinued Operations USD ($)
Continuing Operations
Net sales		$ 1,016	$ 965	$ 1,088	$ 1,025	$ 1,016	$ 939	$ 1,062		$ 1,002	$ 2,113	$ 2,064	$ 3,078	$ 3,003	$ 4,094	$ 4,019	$ 3,972	$ 1,899	[1]	$ 2,081	[2]	$ 1,943	[3]	$ 2,297	[4]	$ 1,860	[1]	$ 1,958	[2]	$ 1,727	[3]	$ 4,024	[2]	$ 3,685	[2]	$ 5,923	[1]	$ 5,545	[1]	$ 8,681	[4]	$ 8,339	[4]	$ (5)	$ (5)	$ 7	$ (6)	$ (10)	$ (11)	$ 16	$ 2	$ 5	$ (3)	$ (5)	$ (11)	$ (3)	$ (929)	$ (988)	$ (925)	$ (1,275)	$ (911)	$ (885)	$ (741)	$ (1,913)	$ (1,626)	$ (2,842)	$ (2,537)	$ (4,651)	$ (4,364)
Cost of sales			699	782	740		651	736		709	1,522	1,445	2,221	2,096	2,961	2,822	2,733	1,312	[1]	1,385	[2]	1,327	[3]			1,226	[1]	1,281	[2]	1,157	[3]	2,712	[2]	2,438	[2]	4,024	[1]	3,664	[1]	5,868	[4]	5,356	[4]	(3)	(5)	8		(5)	(6)	10	3	4		(1)	(7)	1	(610)	(598)	(595)		(570)	(539)	(458)	(1,193)	(997)	(1,803)	(1,567)	(3,039)	(2,624)
Selling, general and administrative expenses			210	231	227		220	232		235	458	467	668	687	964	918	1,027	458	[1]	497	[2]	455	[3]			436	[1]	463	[2]	409	[3]	952	[2]	872	[2]	1,410	[1]	1,308	[1]	2,060	[4]	2,183	[4]	3	(4)	1				7	(3)	7		7	5	2	(251)	(262)	(229)		(216)	(231)	(181)	(491)	(412)	(742)	(628)	(1,147)	(1,158)
Net charges for exit activities, asset and business dispositions			4	45	21		3	2		2	66	4	70	7	81	39	18	63	[1]	84	[2]	32	[3]			4	[1]	39	[2]	4	[3]	116	[2]	43	[2]	179	[1]	47	[1]	105	[4]	84	[4]	7	(5)						(5)		2			(3)	(66)	(34)	(11)		(1)	(37)	(2)	(45)	(39)	(111)	(40)	(66)	(63)
Impairment charges				4	10						14		14		14	15	15			14	[2]	18	[3]									32	[2]			32	[1]			21	[4]	28	[4]															(10)	(8)					(18)		(18)		(6)	(13)
Contingent sale proceeds									(95)																																	(133)	[4]																										133
Operating income			52	26	27		65	92		56	53	148	105	213	74	225	179	66	[1]	101	[2]	111	[3]			194	[1]	175	[2]	157	[3]	212	[2]	332	[2]	278	[1]	526	[1]	627	[4]	821	[4]	(12)	9	(2)		(5)	(5)	(1)	7	(6)	(5)	(11)	(9)	(3)	(2)	(84)	(82)		(124)	(78)	(100)	(166)	(178)	(168)	(302)	(393)	(639)
Interest expense			22	22	23		18	21		30	45	51	67	69	77	92	120	29	[1]	29	[2]	30	[3]			25	[1]	28	[2]	34	[3]	59	[2]	62	[2]	88	[1]	87	[1]	117	[4]	138	[4]														(7)	(7)	(7)		(7)	(7)	(4)	(14)	(11)	(21)	(18)	(25)	(18)
Interest income			(2)	(1)	(1)		(1)	(1)		(1)	(2)	(2)	(4)	(3)	(5)	(5)	(4)	(11)	[1]	(11)	[2]	(9)	[3]			(9)	[1]	(7)	[2]	(5)	[3]	(20)	[2]	(12)	[2]	(31)	[1]	(21)	[1]	(32)	[4]	(23)	[4]														9	10	8		8	6	4	18	10	27	18	27	19
Debt extinguishment costs	26							25		30		55		55	39	55												25	[2]	30	[3]			55	[2]			55	[1]	55	[4]
Income (loss) from continuing operations before tax			32	5	5		48	47		(3)	10	44	42	92	(37)	83	63	48	[1]	83	[2]	90	[3]			178	[1]	129	[2]	98	[3]	173	[2]	227	[2]	221	[1]	405	[1]	487	[4]	706	[4]	(12)	9	(2)		(5)	(5)	(1)	7	(6)	(5)	(11)	(9)	(3)	(4)	(87)	(83)		(125)	(77)	(100)	(170)	(177)	(174)	(302)	(395)	(640)
Income tax expense (benefit)			(57)	58	(7)		14	16		(4)	51	12	(6)	26	(15)	27	(64)	10	[1]	50	[2]	124	[3]			54	[1]	41	[2]	37	[3]	174	[2]	78	[2]	184	[1]	132	[1]	149	[4]	124	[4]	(9)	5	1		(2)	(2)	(4)	6	(6)	(3)	(8)	10	(4)	(58)	3	(132)		(38)	(23)	(37)	(129)	(60)	(187)	(98)	(132)	(184)
Income (loss) from Continuing Operations		(70)	89	(53)	12	(10)	34	31		1	(41)	32	48	66	(22)	56	127	38	[1]	33	[2]	(34)	[3]	48	[4]	124	[1]	88	[2]	61	[3]	(1)	[2]	149	[2]	37	[1]	273	[1]	338	[4]	582	[4]	(3)	4	(3)	(16)	(3)	(3)	3	1		(2)	(3)	(19)	1	54	(90)	49	(42)	(87)	(54)	(63)	(41)	(117)	13	(204)	(263)	(456)
Income (loss) from disc. operations, net of tax			(34)	155	(322)		87	309		107	(167)	416	(201)	503	465	485	328	20	[1]	65	[2]	(273)	[3]			3	[1]	255	[2]	44	[3]	(208)	[2]	299	[2]	(188)	[1]	302	[1]	222	[4]	(139)	[4]					(3)						(3)		11	(54)	90	(49)		87	54	63	41	117	(13)	204	263	456
Gain (loss) on sale disc. operations, net of tax			(58)	368	92		29	498		89	460	587	402	616	405	731	84	(60)	[1]	371	[2]	92	[3]			29	[1]	490	[2]	89	[3]	463	[2]	579	[2]	403	[1]	608	[1]	736	[4]	84	[4]	2	(3)				8		(3)	8	(1)	8	(5)
Net income (loss) from discontinued operations			(92)	523	(230)		116	807		196	293	1,003	201	1,119	870	1,216	412	(40)	[1]	436	[2]	(181)	[3]			32	[1]	745	[2]	133	[3]	255	[2]	878	[2]	215	[1]	910	[1]	958	[4]	(55)	[4]	2	(3)			(3)	8		(3)	8	(1)	5	(5)	11	(54)	90	(49)		87	54	63	41	117	(13)	204		456
Net Income (loss)			(3)	470	(218)		150	838		197	252	1,035	249	1,185	848	1,272	539	(2)	[1],[5],[6]	469	[2],[5]	(215)	[3],[5]			156	[1],[5]	833	[2],[5]	194	[3],[5],[6]	254	[2],[5]	1,027	[2],[5]	252	[1],[5]	1,183	[1],[5]	1,296	[4],[5]	527	[4],[5]	(1)	1	(3)		(6)	5	3	(2)	8	(3)	2	(24)	12
Net income from non-controlling interest				1	2		3	2		2	3	4	3	7	3	9	21			1	[2]	2	[3]			3	[1]	2	[2]	2	[3]	3	[2]	4	[2]	3	[1]	7	[1]	9	[4]	21	[4]
Net income (loss) attributable to Hillshire Brands			$ (3)	$ 469	$ (220)		$ 147	$ 836		$ 195	$ 249	$ 1,031	$ 246	$ 1,178	$ 845	$ 1,263	$ 518	$ (2)	[1]	$ 468	[2]	$ (217)	[3]			$ 153	[1]	$ 831	[2]	$ 192	[3]	$ 251	[2]	$ 1,023	[2]	$ 249	[1]	$ 1,176	[1]	$ 1,287	[4]	$ 506	[4]	$ (1)	$ 1	$ (3)		$ (6)	$ 5	$ 3	$ (2)	$ 8	$ (3)	$ 2	$ (24)	$ 12
Earnings per share - Basic
Income (loss) from continuing operations		$ (0.58)	$ 0.75	$ (0.44)	$ 0.10	$ (0.09)	$ 0.28	$ 0.24		$ 0.01	$ (0.35)	$ 0.25	$ 0.41	$ 0.53	$ (0.18)	$ 0.45	$ 0.92	$ 0.31	[1]	$ 0.28	[2]	$ (0.28)	[3]	$ 0.41	[4]	$ 1.03	[1]	$ 0.69	[2]	$ 0.47	[3]	$ (0.01)	[2]	$ 1.15	[2]	$ 0.31	[1]	$ 2.16	[1]	$ 2.72	[4]	$ 4.23	[4]	$ (0.03)	$ 0.03	$ (0.02)	$ (0.15)	$ (0.01)	$ (0.03)	$ 0.02	$ 0.01	$ 0.00	$ (0.01)	$ (0.02)	$ (0.16)	$ 0.01	$ 0.46	$ (0.75)	$ 0.40	$ (0.35)	$ (0.73)	$ (0.42)	$ (0.48)	$ (0.35)	$ (0.90)	$ 0.11	$ (1.62)	$ (2.11)	$ 3.31
Net income (loss)			$ (0.02)	$ 3.96	$ (1.86)		$ 1.22	$ 6.54		$ 1.49	$ 2.11	$ 7.97	$ 2.08	$ 9.31	$ 7.13	$ 10.16	$ 3.77	$ (0.02)	[1]	$ 3.95	[2]	$ (1.84)	[3]			$ 1.26	[1]	$ 6.51	[2]	$ 1.47	[3]	$ 2.12	[2]	$ 7.92	[2]	$ 2.10	[1]	$ 9.30	[1]	$ 10.36	[4]	$ 3.68	[4]	$ (0.01)	$ 0.01	$ (0.02)		$ (0.04)	$ 0.03	$ 0.02	$ (0.01)	$ 0.05	$ (0.02)	$ 0.01	$ (0.20)	$ 0.09	$ 0.00	$ 0.00			$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Earnings per share - Diluted
Income (loss) from continuing operations		$ (0.58)	$ 0.74	$ (0.44)	$ 0.10	$ (0.09)	$ 0.28	$ 0.24		$ 0.01	$ (0.35)	$ 0.25	$ 0.40	$ 0.52	$ (0.18)	$ 0.45	$ 0.92	$ 0.31	[1]	$ 0.27	[2]	$ (0.28)	[3]	$ 0.41	[4]	$ 1.02	[1]	$ 0.69	[2]	$ 0.46	[3]	$ (0.01)	[2]	$ 1.15	[2]	$ 0.31	[1]	$ 2.15	[1]	$ 2.70	[4]	$ 4.21	[4]	$ (0.03)	$ 0.03	$ (0.02)	$ (0.15)	$ (0.01)	$ (0.03)	$ 0.02	$ 0.01	$ 0.00	$ (0.01)	$ (0.02)	$ (0.16)	$ 0.01	$ 0.46	$ (0.75)	$ 0.40	$ (0.35)	$ (0.73)	$ (0.42)	$ (0.48)	$ (0.35)	$ (0.89)	$ 0.11	$ (1.61)	$ (2.10)	$ 3.30
Net income (loss)			$ (0.02)	$ 3.96	$ (1.85)		$ 1.21	$ 6.51		$ 1.48	$ 2.11	$ 7.94	$ 2.07	$ 9.27	$ 7.13	$ 10.11	$ 3.75	$ (0.02)	[1]	$ 3.93	[2]	$ (1.84)	[3]			$ 1.25	[1]	$ 6.48	[2]	$ 1.46	[3]	$ 2.12	[2]	$ 7.88	[2]	$ 2.09	[1]	$ 9.25	[1]	$ 10.31	[4]	$ 3.66	[4]	$ (0.01)	$ 0.01	$ (0.02)		$ (0.04)	$ 0.03	$ 0.02	$ (0.01)	$ 0.05	$ (0.02)	$ 0.01	$ (0.20)	$ 0.09	$ 0.00	$ 0.00			$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

[1]	Amounts as reported in the company's financial statements in its Quarterly Report on Form 10-Q for the quarter ended March 31, 2012
[2]	Amounts as reported in the company's financial statements in its Quarterly Report on Form 10-Q for the quarter ended December 31, 2011
[3]	Amounts as reported in the company's financial statements in its Quarterly Report on Form 10-Q for the quarter ended October 1, 2011
[4]	Amounts as reported in the company's financial statements as included in its Annual Report on Form 10-K for the year ended July 2, 2011
[5]	Amounts represent the balances as originally reported in the company's filings for the respective period ends.
[6]	The historical market prices have been adjusted to reflect the impact of the spin-off of the international coffee and tea business and a 1-for-5 reverse stock split on June 28, 2012. A portion of the original market price was allocated to Hillshire Brands (approximately 30%) and a portion to the international coffee and tea business (approximately 70%) based on the same percentages to be used to allocate the cost of a share of common stock for tax basis purposes. After the market price attributable to Hillshire Brands was determined, it was adjusted to reflect the 1-for-5 reverse stock split.